SUBSEQUENT EVENTS (Details)				1 Months Ended
	Apr. 01, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Feb. 09, 2026 USD ($)	Jan. 31, 2026 USD ($)	Feb. 12, 2026 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 29, 2025 USD ($) shares
SUBSEQUENT EVENTS
Long-term debts, outstanding						$ 557,567,671
Receivables for bitcoin collateral						$ 664,000,000
Class B Ordinary shares
SUBSEQUENT EVENTS
Common shares reserved for future issuance							$ 10,500,000
Common shares reserved for future issuance shares | shares							7,000,000
Subsequent Event
SUBSEQUENT EVENTS
Capacity of mining machines				11
Total consideration				$ 19,800,000
Long-term debts, outstanding		$ 30,600,000
Estimated loss				$ 20,800,000
Receivables for bitcoin collateral		68,500,000
Subsequent Event | Convertible Notes Payable
SUBSEQUENT EVENTS
Debt instrument, convertible, conversion price | $ / shares	$ 1.62
Face amount	$ 10,000,000
Gross proceeds	$ 10,000,000
Subsequent Event | Class A ordinary shares
SUBSEQUENT EVENTS
Common shares reserved for future issuance					$ 65,000,000
Common shares reserved for future issuance shares | shares					49,242,424
Proceeds from issuance of common stock		$ 65,000,000
Purchase of warrants | shares	370,370
Exercise Price | $ / shares	$ 2.7
Subsequent Event | Class B Ordinary shares
SUBSEQUENT EVENTS
Proceeds from issuance of common stock			$ 10,500,000